Related party balance and transaction (Tables)	12 Months Ended
Dec. 31, 2025
Related party balance and transaction
Schedule of Related Party Transactions

	December 31,	December 31,
	2024	2025
	HK$	HK$
Other payables and accruals
Sun Line Industrial Limited	—	150

			Year ended	Year ended	Year ended
			December 31,	December 31,	December 31,
Name	Relationship	Nature	2023	2024	2025
			HK$	HK$	HK$
Selling, general and administrative expenses

Sun Line Industrial Limited	Mr. Kin Sun Sze-To and Mr. Ho Leung Ning are also the directors of the related company	Management fee	—	—	850